Stock-Based Compensation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options Two [Member]
Risk-free interest rate		0.94%
Expected dividend yield		0.00%
Expected volatility		166.35%
Expected term		3 years 6 months
Stock Options One [Member]
Expected dividend yield			0.00%
Expected term			3 years 9 months
Stock Options One [Member] | Minimum [Member]
Risk-free interest rate			1.12%
Expected volatility			61.89%
Stock Options One [Member] | Maximum [Member]
Risk-free interest rate			1.47%
Expected volatility			99.21%
Stock Options [Member]
Risk-free interest rate	1.55%
Expected dividend yield	0.00%
Expected volatility	139.48%
Expected term	3 years 6 months